Notes Payable and Convertible Debt (Details) - Schedule of outstanding balances of the Series A and B notes - AutoLotto, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total face value of convertible notes payable	$ 48,803,780	$ 10,364,302	$ 4,742,939
Less: unamortized beneficial conversion feature	(7,020,725)	(1,240,716)	(494,892)
Less: unamortized debt discount	(1,301,674)	(230,921)	(149,051)
Total convertible notes payable, net	40,481,381	8,892,665	4,098,996
Less: current portion of convertible notes payable	(8,912,163)	(8,882,665)
Convertible notes payable, net of current portion	31,569,218	10,000	4,098,996
Total Face Value of Series A Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total face value of convertible notes payable	821,500	821,500	821,500
Total Face Value of Series B Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total face value of convertible notes payable	47,982,280	8,607,802	$ 2,986,439
Total face value of secured convertible prommisory note [Member]
Debt Instrument [Line Items]
Total face value of convertible notes payable		$ 935,000